Investments in Associates and Joint Ventures - Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		₩ 11,065	₩ 222,765	₩ 170,292
Acquisition and disposition of investments in joint ventures and associates		(362,625)	340,237
Investments in equity instruments that are not held for trading as financial assets at FVOCI		1,189,597	1,510,428
Investments in subsidiaries, joint ventures and associates		1,889,289	2,197,351	14,354,113
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates		37	144
Gains on disposals of investment properties		1,462
Investments in subsidiaries, joint ventures and associates		59,611	60,261	62,248
Twelve C M Japan Inc and others [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates		1,873	7,023
Investments in subsidiaries, joint ventures and associates		69,734	68,966	64,485
Twelve C M Japan Inc and others [Member] | SMART SKT Infinitum Game Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Contribution in Cash		2,000
Hana Card Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates	₩ 330,032	(368,389)
Loss on disposal of investments in associates		₩ 48,693
Investments in subsidiaries, joint ventures and associates			349,866
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Percentage of decrease in equity interests		20.00%
Investments in subsidiaries, joint ventures and associates		₩ 48,542	43,789	39,723
CMES Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI		900
Investments in subsidiaries, joint ventures and associates		900
Startup Win Win Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates		5,800
Investments in subsidiaries, joint ventures and associates		4,850
Daekyo Wipoongdangdang Contents Korea Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates		1,080
Loss on disposal of investments in associates		950
Investments in subsidiaries, joint ventures and associates		1,080
KB ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		4,000
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates	₩ 5,733	(3,840)
Investment in joint ventures and association disposal consideration		5,733
Loss on disposal of investments in associates		1,043
Investments in subsidiaries, joint ventures and associates			7,255	₩ 13,342
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition of investments in joint ventures and associates		4,000	2,000
Contribution in Cash		4,000
Investments in subsidiaries, joint ventures and associates		₩ 5,710	₩ 2,000